Statement Of Stockholders’ Equity (Unaudited) (USD $)	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Total USD ($)
Balance, at Apr. 02, 2012
Issuance of common stock			$ 4,166,000		$ 4,166,000
Issuance of common stock (in Shares)		468,370			468,000
Offering costs			(98,000)		(98,000)
Issuance of convertible stock			1,000		1,000
Issuance of convertible stock (in Shares)	1,000
Net loss				(1,141,000)	(1,141,000)
Balance, at Dec. 31, 2012			$ 4,069,000	$ (1,141,000)	$ 2,928,000
Balance, (in Shares) at Dec. 31, 2012	1,000	468,370